Basis of Presentation and Summary of Significant Accounting Policies - Schedule of Total Amount of Revenue (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Summaryof Significant Accounting Policies Details [Line Items]
Revenue, net	$ 743	$ 1,799	$ 5,075	$ 8,813
Customer A
Summaryof Significant Accounting Policies Details [Line Items]
Revenue, net			1,685	2,222
Customer B
Summaryof Significant Accounting Policies Details [Line Items]
Revenue, net			630	2,156
Customer C
Summaryof Significant Accounting Policies Details [Line Items]
Revenue, net				$ 1,066
Customer D
Summaryof Significant Accounting Policies Details [Line Items]
Revenue, net			928
Customer E
Summaryof Significant Accounting Policies Details [Line Items]
Revenue, net			602
Customer F
Summaryof Significant Accounting Policies Details [Line Items]
Revenue, net			$ 555